CAL-SUP-1 062813
Summary and Statutory Prospectus Supplement dated June 28, 2013
The purpose of this mailing is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Conservative Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Performance Information – Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Class A shares: Inception (4/29/2005)
Return Before Taxes	5.15%	1.98%	4.04%
Return After Taxes on Distributions	4.04	0.70	2.84
Return After Taxes on Distributions and Sale of Fund Shares	3.47	0.94	2.80

Class B shares: Inception (4/29/2005)	5.33	2.03	4.03

Class C shares: Inception (4/29/2005)	9.31	2.39	4.05

Class R shares: Inception (4/29/2005)	10.92	2.89	4.55

Class Y shares[1]: Inception (10/3/2008)	11.46	3.30	4.92

S&P 500® Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	16.00	1.66	4.96

Custom Conservative Allocation Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	8.65	4.05	5.56

Lipper Mixed-Asset Target Allocation Conservative Funds Index (from 4/30/2005)	8.92	4.32	5.45

[1]	Class Y shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”
CAL-SUP-1 062813

AGS-SUP-1-S 062813
Statutory Prospectus Supplement dated June 28, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class S shares of the Funds listed below:
Invesco Conservative Allocation Fund
Invesco Growth Allocation Fund
Invesco Moderate Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summaries – INVESCO CONSERVATIVE ALLOCATION FUND – Performance Information – Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Class S shares[1]: Inception (6/3/2011)
Return Before Taxes	11.27%	3.16%	4.83%
Return After Taxes on Distributions	10.07	1.85	3.61
Return After Taxes on Distributions and Sale of Fund Shares	7.46	1.94	3.48

S&P 500® Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	16.00	1.66	4.96

Custom Conservative Allocation Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	8.65	4.05	5.56

Lipper Mixed-Asset Target Allocation Conservative Funds Index (from 4/30/2005)	8.92	4.32	5.45

[1]	Class S shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements. The inception date of the Fund’s Class A shares is April 29, 2005.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.”
AGS-SUP-1-S 062813

AGS-SUP-1 062813
Statutory Prospectus Supplement dated June 28, 2013
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares, as applicable, of the Funds listed below:

Invesco Conservative Allocation Fund	Invesco International Allocation Fund
Invesco Global Quantitative Core Fund	Invesco Mid Cap Core Equity Fund
Invesco Growth Allocation Fund	Invesco Moderate Allocation Fund
Invesco Income Allocation Fund	Invesco Small Cap Growth Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summaries – INVESCO CONSERVATIVE ALLOCATION FUND – Performance Information – Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Class R5 shares: Inception (4/29/2005)
Return Before Taxes	11.56%	3.40%	5.08%
Return After Taxes on Distributions	10.29	2.02	3.79
Return After Taxes on Distributions and Sale of Fund Shares	7.66	2.10	3.66

S&P 500® Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	16.00	1.66	4.96

Custom Conservative Allocation Index (reflects no deduction for fees, expenses or taxes) (from 4/30/2005)	8.65	4.05	5.56

Lipper Mixed-Asset Target Allocation Conservative Funds Index (from 4/30/2005)	8.92	4.32	5.45

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.”
The following information replaces in its entirety the information appearing under the heading “Fund Summaries – INVESCO INCOME ALLOCATION FUND – Performance Information – Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Class R5 shares: Inception (10/31/2005)
Return Before Taxes	12.12%	4.80%	5.82%
Return After Taxes on Distributions	10.85	3.20	4.18
Return After Taxes on Distributions and Sale of Fund Shares	8.06	3.21	4.09

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00	1.66	4.57

Custom Income Allocation Index (reflects no deduction for fees, expenses or taxes)	9.68	5.35	6.21

Lipper Mixed-Asset Target Allocation Conservative Funds Index	8.92	4.32	5.35

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.”
AGS-SUP-1 062813

INCAL-SUP-1 062813
Summary and Statutory Prospectus Supplement dated June 28, 2013
The purpose of this mailing is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Income Allocation Fund
The following information replaces in its entirety the information appearing under the heading “Performance Information – Average Annual Total Returns”:
“Average Annual Total Returns (for the periods ended December 31, 2012)

	1	5	Since
	Year	Years	Inception

Class A shares: Inception (10/31/2005)
Return Before Taxes	5.68%	3.36%	4.73%
Return After Taxes on Distributions	4.57	1.86	3.19
Return After Taxes on Distributions and Sale of Fund Shares	3.85	2.02	3.19

Class B shares: Inception (10/31/2005)	6.10	3.41	4.76

Class C shares: Inception (10/31/2005)	9.98	3.75	4.76

Class R shares: Inception (10/31/2005)	11.55	4.25	5.28

Class Y shares[1]: Inception (10/3/2008)	12.12	4.76	5.71

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	16.00	1.66	4.57

Custom Income Allocation Index (reflects no deduction for fees, expenses or taxes)	9.68	5.35	6.21

Lipper Mixed-Asset Target Allocation Conservative Funds Index	8.92	4.32	5.35

[1]	Class Y shares’ performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.”
INCAL-SUP-1 062813